Dreyfus New York Municipal Cash Management (“the Fund”)

Incorporated herein by reference is a supplement to the revised version of the Fund's prospectuses, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 30, 2015 (SEC Accession No. 0000878734-15-000027).